STOCK PURCHASE WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
STOCK PURCHASE WARRANTS

Common Stock Warrants

All issuances of common stock warrants during the year ending December 31, 2010 were related to certain short-term convertible notes payable.

The following is a summary of all common stock warrant activity during December 31, 2010 through June 30, 2011:

	Number of Shares	Exercise Price Share	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable
at December 31, 2010	638,217	$0.95 - $2.00	$1.14

Warrants Granted	3,296,563	$1.25 - $1.33	$1.31

Warrants issued and exercisable
at June 30, 2011	3,934,780	$0.95 - $2.00	$1.29

The following represents additional information related to common stock warrants outstanding and exercisable at June 30, 2011:

Exercise	Number of Shares	Weighted Average Remaining	Weighted Average
Price	Under Warrants	Contract Life in Years	Exercise Price
$0.95	86,250	0.37	$0.95
$1.00	426,417	0.17	$1.00
$1.25	673,076	0.20	$1.25
$1.33	2,670,287	2.21	$1.33
$2.00	78,750	0.07	$2.00
	3,934,780	3.02	$1.29

The Company used the Black-Scholes option price calculation to value the warrants granted in 2011 and 2010 using the following assumptions: risk-free rate of 2.43% volatility ranging from 75% to 152%; actual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

Common Stock Warrants

All issuances of common stock warrants during the year ending December 31, 2010 were related to certain short-term convertible notes payable. All issuances during the year ended 2009 were related to certain liability settlements. See Note 6.

The following is a summary of all common stock warrant activity during the two years ended December 31, 2010:

	Number of Shares Under Warrants	Exercise Price Per Share	Weighted Average Exercise Price

Warrants issued and exercisable at December 31, 2008	110,000	$1.43 - $3.00	$2.18
Warrants granted	284,278	$1.50	$1.50

Warrants issued and exercisable at December 31, 2009	394,278	$1.43 - $3.00	$1.69

Warrants Granted	31,200	$1.25	$1.25

Warrants issued and exercisable at December 31, 2010	425,478	$1.25 - $3.00	$1.66

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2009:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$1.25	31,200	4.64	$1.25
$1.43	57,500	2.19	$1.43
$1.50	284,278	8.13	$1.50
$3.00	52,500	1.04	$3.00
	425,478	6.19	$1.66

The Company used the Black-Scholes option price calculation to value the warrants granted in 2010 and 2009 using the following assumptions: risk-free rate of 2.43 and 3.24% volatility ranging from 70% to 134%; actual term and exercise price of warrants granted. See Note 3, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”